Adorno & Yoss
                        a limited liability partnership
                     350 East Las Olas Boulevard, Suite 1700
                       Fort Lauderdale, Florida 33301-4217
                   phone: (954) 763-1200, fax: (954) 766-7800
                                 www.adorno.com


Brian A. Pearlman                                  Direct Line:  (954) 766-7879
                                                   Email:  bpearlman@adorno.com





                                  March 9, 2005




United States Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re: Interactive Brand Development, Inc. (the "Company") Preliminary Information Statement on Schedule 14C Registration No. 1-31992

Dear Sirs:

         The Company previously filed a Definitive Information Statement on
Schedule 14C without knowledge that the Staff intended to provide comments on its previously filed Preliminary Information Statement on Schedule 14C. The Company is hereby re-filing a Preliminary Information Statement to provide the Staff with the opportunity to review disclosures and revisions made pursuant to the Staff's comments.

                                                     Sincerely,



                                                     Brian A. Pearlman

BAP/sm
Encl